Tax (Tables)	12 Months Ended
Dec. 31, 2023
Tax [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the years ended December 31,
	2021	2022	2023
Current income tax expense	$(545)	$(232)	$(1,086)
Deferred income tax benefit	538	93	246
Total income tax expense	$(7)	$(139)	$(840)

Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate	A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:
	For the years ended December 31,
	2021	2022	2023
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%	25.00%
Non-deductible items	0.14%	0.08%	0.10%
Additional deduction of qualified R&D expenditures	(16.51)%	(13.80)%	(10.94)%
Effect of tax holiday and preferential tax rate	(8.02)%	(9.11)%	(9.95)%
Changes in valuation allowance	—%	—%	5.71%
Effect of income tax rate differences in jurisdictions other than the PRC	(0.45)%	(0.15)%	(0.17)%
Effective income tax rate	0.16%	2.02%	9.75%

Schedule of Per Share Effect of the Tax Holiday	The per share effect of the tax holiday were as follows:
	For the years ended December 31,
	2021	2022	2023
Tax holiday effect	395	672	857
Effect of tax holiday on basic net income per share	0.01	0.02	0.02
Effect of tax holiday on diluted net income per share	0.01	0.02	0.02

Schedule of Deferred Tax Assets and Deferred Tax Liability	As of December 31, 2022 and 2023, the significant components of the deferred tax assets and deferred tax liability were summarized below:
	As of December 31,
	2022	2023
Deferred tax assets:
Allowance for credit loss	$279	$229
Net operating loss carried forward	1,431	2,142
Total deferred tax assets	1,710	2,371
Valuation allowance	(393)	(885)
Deferred tax assets, net of valuation allowance	$1,317	$1,486

Deferred tax liability:
Accelerated tax depreciation and others	$(527)	$(450)
Total deferred tax liability	$(527)	$(450)